Related Party Transactions - Additional Information (Details) - USD ($)			3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Mar. 28, 2022	Aug. 06, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Jan. 29, 2021
Related Party Transaction [Line Items]
Number of shares per warrant			1			1	1	1
Price of warrant			$ 11.50			$ 11.50	$ 11.50	$ 11.50
Aggregate purchase price					$ 852,416		$ 852,416
Outstanding working capital loans			$ 0			$ 0	0	$ 0
Due to related party			$ 736,123			$ 736,123	$ 49,723	$ 49,723
Sponsor
Related Party Transaction [Line Items]
Working Capital Loan	$ 1,500,000
Working capital loans warrant
Related Party Transaction [Line Items]
Price of warrant			$ 1.00			$ 1.00	$ 1.00	$ 1.00
Loan conversion agreement warrant			$ 1,500,000			$ 1,500,000	$ 1,500,000	$ 1,500,000
Working capital loans warrant | Sponsor
Related Party Transaction [Line Items]
Working Capital Loan	$ 1,500,000
Private Placement Warrants | Private Placement
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued		3,500,000
Number of shares per warrant		1
Price of warrant		$ 1.00
Exercise price of warrant		$ 11.50
Aggregate purchase price		$ 3,500,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month						10,000	10,000
Related party fees			30,000	$ 20,000		596,000		0
Amount incurred					$ 20,000	90,000	50,000
Due to related party			$ 90,000			$ 90,000	$ 50,000	$ 50,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note									$ 300,000